Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurements
Schedule of company's assets that are measured at fair value on a recurring basis

	Fair Value Measured as of June 30, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account - Money Market Funds	$345,249,812	$—	$—	$345,249,812
Liabilities:
Derivative public warrant liabilities	$862,500	$—	$—	$862,500
Derivative private warrant liabilities	$—	$—	$593,330	$593,330

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account - Money Market Funds	$345,020,717	$—	$—	$345,020,717
Liabilities:
Derivative public warrant liabilities	$5,175,000	$—	$—	$5,175,000
Derivative private warrant liabilities	$—	$—	$3,619,330	$3,619,330

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account - Money Market Funds	$345,020,717	$—	$—	$345,020,717
Liabilities:
Derivative public warrant liabilities	$5,175,000	$—	$—	$5,175,000
Derivative private warrant liabilities	$—	$—	$3,619,330	$3,619,330

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	As of June 30, 2022	As of December 31, 2021
Exercise price	$11.50	$11.50
Stock Price	$9.83	$9.74
Option term (in years)	4.90	4.82
Volatility	2%	12%
Risk-free interest rate	3.1%	1.3%

	As of January 28, 2021	As of December 31, 2021
Exercise price	$11.50	$11.50
Stock Price	$9.79	$9.74
Option term (in years)	5.00	4.82
Volatility	19%	12%
Risk-free interest rate	0.7%	1.3%

Schedule of change in the fair value of the warrant liabilities

The change in the fair value of the derivative warrant liabilities measured utilizing Level 3 inputs is summarized as follows:

Derivative warrant liabilities at December 31, 2021 - Level 3	$3,619,330
Change in fair value of derivative warrant liabilities - Level 3	(1,542,660)
Derivative warrant liabilities at March 31, 2022 - Level 3	2,076,670
Change in fair value of derivative warrant liabilities - Level 3	(1,483,340)
Derivative warrant liabilities at June 30, 2022 - Level 3	$593,330

Derivative warrant liabilities at December 31, 2020 - Level 3	$—
Issuance of Derivative Warrants - Level 3	13,161,830
Transfer of Public Warrants to Level 1	(7,762,500)
Change in fair value of derivative warrant liabilities - Level 3	(1,661,330)
Derivative warrant liabilities at March 31, 2021 - Level 3	$3,738,000
Change in fair value of derivative warrant liabilities - Level 3	2,848,000
Derivative warrant liabilities at June 30, 2021 - Level 3	$6,586,000

Derivative warrant liabilities at January 1, 2021 - Level 3	$—
Issuance of Derivative Warrants - Level 3	13,161,830
Transfer of Public Warrants to Level 1	(7,762,500)
Change in fair value of derivative warrant liabilities - Level 3	(1,780,000)
Derivative warrant liabilities at December 31, 2021 - Level 3	$3,619,330